PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Spetner Associates Inc [Member]
Depreciation and amortization	$ 2,565	$ 2,565	$ 10,258	$ 10,498